INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Current income tax expense	$ 2,910,904	$ 3,159,559	$ 2,806,035
Deferred income tax expense (recovery)	(140,315)	1,005,208	(882,365)
Total income tax expense	$ 2,770,589	$ 4,164,767	$ 1,923,670